Principal Investors Fund, Inc.

711 High Street

Des Moines, Iowa 50392

October 29, 2007

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Principal Investors Fund, Inc.

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Principal Investors Fund, Inc. ("PIF"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") PIF's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to a proposed Plan of Acquisition providing for the transfer of all the assets, subject to all the liabilities, of the California Insured Intermediate Municipal Fund, a series of PIF, to and in exchange for shares of the California Municipal Fund, a series of PIF. The proposed mailing date to shareholders is on or about November 28, 2007.

Please call me at 515-235-9328 or Bruce W. Dunne of Dykema Gossett PLLC at 202-906-8600 if you have any questions or comments.

Very truly yours,

/s/ Adam U. Shaikh

Adam U. Shaikh

Assistant Counsel